Group Employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number and Average Number of Employees [Line Items]
Average number of employees	94,846	95,239
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	30,747	29,646
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	64,099	65,593
Subsidiaries | APME
Number and Average Number of Employees [Line Items]
Average number of employees	14,910	15,074
Subsidiaries | AMSSA
Number and Average Number of Employees [Line Items]
Average number of employees	18,638	19,351
Subsidiaries | ENA
Number and Average Number of Employees [Line Items]
Average number of employees	25,505	26,102
Subsidiaries | United States
Number and Average Number of Employees [Line Items]
Average number of employees	5,046	5,066